Derivative financial Instruments - Schedule of maturity of financial instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Total	$ 1,186,950	$ 475,864
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	652,208	108,779
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	194,639	50,332
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	322,817	299,684
Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Total	17,286	17,069
Currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Total	189,173
Currency risk [member] | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	189,173
Currency risk [member] | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0
Currency risk [member] | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0
Currency risk [member] | Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Total	0
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	922,777	455,864
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	388,035	108,779
Interest rate and foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	194,639	30,332
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	322,817	299,684
Interest rate and foreign exchange risk | Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Total	17,286	17,069
Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Total	75,000	20,000
Interest rate swap contract [member] | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	75,000	0
Interest rate swap contract [member] | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	20,000
Interest rate swap contract [member] | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate swap contract [member] | Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Total	$ 0	$ 0